Summary Of Significant Accounting Policies (Components Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Net unrealized capital gains on fixed maturity securities	$ 315.2	$ 217.7
Employee benefit plans	80.1	56.8
Total accumulated other comprehensive income	$ 235.1	$ 160.9